Property, plant and equipment- Segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property, plant and equipment
Property, plant and equipment	R 167,457	R 158,773	R 155,054
Mining
Property, plant and equipment
Property, plant and equipment	22,584	21,715
Exploration And Production International
Property, plant and equipment
Property, plant and equipment	7,646	11,765
Energy
Property, plant and equipment
Property, plant and equipment	47,743	42,238
Base Chemicals
Property, plant and equipment
Property, plant and equipment	42,347	38,215
Performance Chemicals
Property, plant and equipment
Property, plant and equipment	43,801	41,367
Group Functions
Property, plant and equipment
Property, plant and equipment	R 3,336	R 3,473